Financial Instruments - Sensitivity Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	$ (42)	$ (90)	$ (1,037)
Equity	$ 2,350	$ 2,067	$ 2,412